Other Current Liabilities (Schedule of Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013
Other Liabilities, Current [Abstract]
Accrued salaries, wages and benefits	$ 293	$ 419
Self-insurance reserves	268	267
Income taxes payable	143	111
Other	373	341
Total other current liabilities	$ 1,077	$ 1,138